Property, Plant and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Investment	$ 10,100,000		¥ 73.2
Total cost	2,037,487		¥ 14.8
Depreciation expense	$ 117,478	$ 112,713